FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT: (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments And Financial Risk Management
Schedule of comprehensive loss and equity

The effect of fluctuations in various exchange rates on the Company’s statement of comprehensive loss and equity is as follows:

	December 31, 2016
Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Increase			Decrease
	10%	5%		5%	10%
NIS-linked balances:
Cash and cash equivalents	(126)	(66)	1,391	73	155
Financial assets at fair value through profit or loss	(168)	(88)	1,852	97	206
Other receivable (except prepaid expenses and advances to suppliers)	(61)	(32)	675	36	75
Accounts payable and accruals	81	42	(890)	(47)	(99)
Total NIS-linked balances	(274)	(144)	3,028	159	337
Euro-linked balances:
Cash and cash equivalents	(139)	(73)	1,526	80	170
Accounts payable and accrued expenses	24	13	(268)	(14)	(30)
Total Euro-linked balances	(115)	(60)	1,258	66	140
Total	(389)	(204)	4,286	225	477

	December 31, 2017
Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Increase			Decrease
	10%	5%		5%	10%
NIS-linked balances:
Cash and cash equivalents	(32)	(17)	353	19	39
Financial assets at fair value through profit or loss	(166)	(87)	1,825	96	203
Other receivable (except prepaid expenses and advances to suppliers)	(36)	(19)	398	21	44
Accounts payable and accruals	322	169	(3,545)	(187)	(394)
Total NIS-linked balances	88	46	(969)	(51)	(108)
Euro-linked balances:
Cash and cash equivalents	(265)	(139)	2,911	153	323
Accounts payable and accrued expenses	10	5	(109)	(6)	(12)
Total Euro-linked balances	(255)	(134)	2,802	147	311
Total	(167)	(88)	1,833	96	203

Schedule of exchange rates and the Israeli Consumer

Set forth below is certain data regarding dollar exchange rates and the Israeli Consumer Price Index (CPI):

	Exchange rate of NIS per $1	Exchange rate of Euro per $1	Israeli CPI* Points
As of December 31:
2016	3.845	0.952	131.19
2017	3.467	0.835	131.71

Percentage increase (decrease) in:
2016	(1.5)%	3.5%	(0.2)%
2017	(9.8)%	(12.3)%	0.4%

*	Based on the CPI index for the month ending on each balance sheet date, on the basis that the average for year 2000 = 100.

Schedule of information on the linkage of monetary

Set forth below is information on the linkage of monetary items:

	December 31, 2016			December 31, 2017
	NIS	Dollar	Euro	NIS	Dollar	Euro
	U.S. dollars in thousands
Assets:
Current assets:
Cash and cash equivalents	1,391	13,459	1,526	353	50,060	2,911
Financial assets at fair value through profit or loss	1,852			1,825
Restricted deposits	62			69
Other receivables	675	46		398	80
Total current assets	3,980	13,505	1,526	2,645	50,140	2,911
Total assets	3,980	13,505	1,526	2,645	50,140	2,911
Liabilities:
Current liabilities -
accounts payable and accruals:
Trade	194	690	268	330	1,493	31
Other	696	72		3,215	600	78
Total current liabilities	890	762	268	3,545	2,093	109
Non-current liabilities - Derivatives financial instruments	97
Total liabilities	987	762	268	3,545	2,093	109
Net asset value	2,993	12,743	1,258	(900)	48,047	2,802

Schedule of contractual maturity date

The table presented below classifies the Company’s financial liabilities into relevant maturity groupings based on the remaining period to the contractual maturity date. The amounts presented in the table represent the contractual undiscounted cash flows.

Less than one year
U.S. dollars in thousands
Non-derivative financial liabilities:
As of December 31, 2016 -
Accounts payable and accruals	1,920
As of December 31, 2017 -
Accounts payable and accruals	5,747

Schedule of measured at fair value of assets and liabilities

The following table presents the Company’s assets and liabilities that are measured at fair value:

	December 31,
	2016		2017
	Level 1	Level 3	Level 1	Level 3
	U.S. dollars in thousands
Assets -
Financial assets at fair value through profit and loss	1,852		1,825
Liabilities -
Derivative financial instruments		97		—

Schedule of instruments for level 3

The following table presents the changes in Level 3 instruments for the three years ended December 31, 2017:

	Derivative financial instrument - warrants	Derivative financial instrument - anti dilution right	Total
	U.S. dollars in thousands
Opening balance as of January 1, 2015	413	751	1,164
Loss (gain) recognized in profit or loss during 2015	(86)	299	213
Settlement of liability in respect to derivative financial instrument to equity		(1,060)	(1,060)
Currency translation differences		10	10
Closing balance as of December 31, 2015	327	—	327
Gain recognized in profit or loss during 2016	(230)		(230)
Closing balance as of December 31, 2016	97	—	97
Loss recognized in profit or loss during 2017	184		184
Settlement of liability in respect to derivative financial instrument to equity	(281)		(281)
Closing balance as of December 31, 2017	—	—	—

Schedule of financial instruments

Assets:

	December 31
	2016	2017
	U.S. dollars in thousands
1) Loans and receivables:
Cash and cash equivalents	16,376	53,324
Restricted bank deposits	62	69
Other receivables	721	478

2) Financial assets at fair value through profit or loss	1,852	1,825

Liabilities:

	December 31
	2016	2017
	U.S. dollars in thousands
1) Financial liabilities at amortized cost - accounts payable and accruals	1,920	5,747
2) Derivative financial instruments	97	—